Warrants - Rollforward (Details) - Warrant	12 Months Ended
	May 31, 2020 item $ / shares	May 31, 2019 item $ / shares
Warrants
Outstanding, beginning of the year (in shares) | item	2,292,800	2,843,138
Exercised during the year (in shares) | item	(766,372)	(550,335)
Issued during the year (in shares) | item	7,022,472
Expired during the year (in shares) | item	(1,326,428)	(3)
Outstanding, end of the year (in shares) | item	7,222,472	2,292,800
Outstanding, beginning of the year (in Canadian dollars per share) | $ / shares	$ 12.25	$ 10.52
Exercised during the year (in Canadian dollars per share) | $ / shares	1.50	3.29
Issued during the year (in Canadian dollars per share) | $ / shares	9.26
Expired during the year (in Canadian dollars per share) | $ / shares	19.84	1.75
Outstanding, end of the year (in Canadian dollars per share) | $ / shares	$ 9.09	$ 12.25